Accumulated Other Comprehensive Income (Loss) (Notes)	12 Months Ended
Nov. 30, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss) [Text Block]
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (AOCI) consists of foreign currency translation adjustments, net pension and postretirement liability adjustments, and net gain (loss) on hedging activities. Each item is reported net of the related income tax effect. The following table summarizes the changes in AOCI by component (net of tax) for the year ended November 30, 2014 (in thousands):

	Foreign currency translation	Net pension and OPEB liability	Unrealized losses on hedging activities	Total
Balance at November 30, 2011	$(41,611)	$(5,673)	$(1,918)	$(49,202)
Other comprehensive income (loss) before reclassifications	6,237	(13,946)	(1,123)	(8,832)
Reclassifications from AOCI to income	—	10,525	816	11,341
Balance at November 30, 2012	$(35,374)	$(9,094)	$(2,225)	$(46,693)
Other comprehensive income (loss) before reclassifications	(11,191)	85	(950)	(12,056)
Reclassifications from AOCI to income	—	812	976	1,788
Balance at November 30, 2013	$(46,565)	$(8,197)	$(2,199)	$(56,961)
Other comprehensive loss before reclassifications	(37,069)	(4,144)	(8,343)	(49,556)
Reclassifications from AOCI to income	—	(1,268)	1,060	(208)
Balance at November 30, 2014	$(83,634)	$(13,609)	$(9,482)	$(106,725)

Amounts reclassified from AOCI to income related to net pension and OPEB liability are recorded in net periodic pension and postretirement expense.